Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of subsidiaries and VIE
Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding
Do Mobile	October 24, 2016	India	99.99%	Sales of in-house brand products in India

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s subsidiary	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”)	November 1, 2021	China	UTime Trading’s subsidiary	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”)	October 21, 2020	Mexico	UTime Trading’s subsidiary	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”)	November 12, 2021	Mexico	Gesoper’s subsidiary	Trading

Schedule of balance sheet
	As of March 31,
	2021	2022
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	8,305	192
Restricted cash	500	500
Accounts receivable, net	17,494	22,391
Prepaid expenses and other current assets, net	49,220	42,431
Due from related parties	6,990	1,422
Inventories	29,457	36,018
Total current assets	111,966	102,954
Non-current assets
Property and equipment, net	35,579	38,227
Operating lease right-of-use assets, net	1,365	16,319
Intangible assets, net	2,307	2,592
Other non-current assets	3,333	541
Total non-current assets	42,584	57,679
Total assets	154,550	160,633

Liabilities
Current liabilities
Accounts payable	49,041	74,497
Short-term borrowings	30,800	35,780
Current portion of long-term borrowings	5,580	800
Due to related parties	550	3,728
Lease liability	1,080	3,360
Other payables and accrued liabilities	59,076	42,423
Income tax payables	18	18
Total current liabilities	146,145	160,606
Non-current liabilities
Long-term borrowings	-	8,020
Deferred tax liability	-	466
Lease liability	285	14,549
Total non-current liabilities	285	23,035
Total liabilities	146,430	183,639

Schedule of revenue net income and cash flows of VIE and subsidiaries
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue	175,215	240,742	273,979
Net loss	(14,396)	(10,722)	(29,643)
Net cash used in operating activities	(16,177)	(3,020)	(19,806)
Net cash used in investing activities	(2,269)	(2,201)	(5,830)
Net cash provided by financing activities	12,850	14,000	17,629